Combined Prospectus	Apr. 09, 2025 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Preferred Shares
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	Debt Securities
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Subscription Receipts
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Units
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Other
Security Class Title	Warrants
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price of Securities Previously Registered	$ 2,000,000,000.00
Form Type	F-10
File Number	333-271239
Initial Effective Date	Apr. 13, 2023
Combined Prospectus Note	There are being registered hereunder an indeterminate number of Common Shares, Preferred Shares, Debt Securities, Subscription Receipts, Units and Warrants or any combination thereof in one or more series (collectively, the "Securities") of Wheaton Precious Metals Corp. (the "Registrant") as from time to time may be issued at prices determined at the time of issuance. Maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The prospectus contained herein relates to an aggregate of US$2,000,000,000 of securities, including, pursuant to Rule 429 under the Securities Act, US$2,000,000,000 of unsold securities that were previously registered under the Registrant's Registration Statement on Form F-10, as amended (File No. 333-271239), which became effective upon filing on April 13, 2023 (the "Prior Registration Statement"). No separate registration fee is payable with respect to such securities, as such securities were previously registered on the Prior Registration Statement.